Income Tax - Schedule of Major Components of Income Tax Assets (Detail) - GBP (£) £ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current income tax receivable
Current income tax receivable	£ 5,438	£ 4,225
Deferred tax asset
Deferred tax asset	26	81
U.K. [member]
Current income tax receivable
Current income tax receivable	5,421	4,207
U.S. [member]
Current income tax receivable
Current income tax receivable	17	18
Deferred tax asset
Deferred tax asset	£ 26	£ 81